Fair Value Measurements - Summary of the Company's Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable Legacy Bridger Series C Preferred Shares
Liabilities
Embedded derivative of Series A Preferred Stock		$ 1,039,000
Level 1 | Fair Value, Recurring
Assets
Total Cash and cash equivalents	$ 844,582	272,162	$ 13,689,091
Restricted cash:	12,239,819	12,297,151	3,572,041
Investments in marketable securities	0	0
Interest rate swap	0	0
Total assets	13,084,401	12,569,313	17,261,132
Liabilities
Total liabilities	3,450,000	0
Level 1 | Fair Value, Recurring | Series A Preferred Stock
Liabilities
Embedded derivative of Series A Preferred Stock	0
Level 1 | Fair Value, Recurring | Redeemable Legacy Bridger Series C Preferred Shares
Liabilities
Freestanding derivative on Legacy Bridger Series C Preferred Shares		0
Embedded derivative of Series A Preferred Stock		0
Level 1 | Fair Value, Recurring | Cash
Assets
Total Cash and cash equivalents	844,582	259,522
Level 1 | Fair Value, Recurring | Commercial paper
Assets
Total Cash and cash equivalents		0
Level 1 | Fair Value, Recurring | Money market fund
Assets
Total Cash and cash equivalents	0	12,640
Restricted cash:	9,211,360	9,284,362
Level 1 | Fair Value, Recurring | Other restricted cash
Assets
Restricted cash:	3,028,459	3,012,789
Level 1 | Fair Value, Recurring | Public Warrants [Member]
Liabilities
Warrant liabilities	3,450,000
Level 1 | Fair Value, Recurring | Private Placement Warrants [Member]
Liabilities
Warrant liabilities	0
Level 2 | Fair Value, Recurring
Assets
Total Cash and cash equivalents	0	29,890,313
Restricted cash:	0	0
Investments in marketable securities	12,572,950	54,980,156
Interest rate swap	1,338,801	1,407,135	25,482
Total assets	13,911,751	86,277,604	25,482
Liabilities
Total liabilities	1,880,000	0	66,412,637
Level 2 | Fair Value, Recurring | Series A Preferred Stock
Liabilities
Embedded derivative of Series A Preferred Stock	0
Level 2 | Fair Value, Recurring | Series B Preferred Stock [Member]
Liabilities
Mandatorily redeemable			$ 66,412,637
Level 2 | Fair Value, Recurring | Redeemable Legacy Bridger Series C Preferred Shares
Liabilities
Freestanding derivative on Legacy Bridger Series C Preferred Shares		0
Embedded derivative of Series A Preferred Stock		0
Level 2 | Fair Value, Recurring | Cash
Assets
Total Cash and cash equivalents	0	0
Level 2 | Fair Value, Recurring | Commercial paper
Assets
Total Cash and cash equivalents		29,890,313
Level 2 | Fair Value, Recurring | Money market fund
Assets
Total Cash and cash equivalents	0	0
Restricted cash:	0	0
Level 2 | Fair Value, Recurring | Other restricted cash
Assets
Restricted cash:	0	0
Level 2 | Fair Value, Recurring | Public Warrants [Member]
Liabilities
Warrant liabilities	0
Level 2 | Fair Value, Recurring | Private Placement Warrants [Member]
Liabilities
Warrant liabilities	1,880,000
Level 3 | Fair Value, Recurring
Assets
Total Cash and cash equivalents	0	0
Restricted cash:	0	0
Investments in marketable securities	0	0
Interest rate swap	0	0
Total assets	0	0
Liabilities
Total liabilities	815,250	3,225,613
Level 3 | Fair Value, Recurring | Series A Preferred Stock
Liabilities
Embedded derivative of Series A Preferred Stock	815,250
Level 3 | Fair Value, Recurring | Series C Preferred Stock [Member]
Liabilities
Freestanding derivative on Legacy Bridger Series C Preferred Shares		2,186,283
Embedded derivative of Series A Preferred Stock		1,039,330
Level 3 | Fair Value, Recurring | Redeemable Legacy Bridger Series C Preferred Shares
Liabilities
Freestanding derivative on Legacy Bridger Series C Preferred Shares		2,186,283
Embedded derivative of Series A Preferred Stock		1,039,330
Level 3 | Fair Value, Recurring | Cash
Assets
Total Cash and cash equivalents	0	0
Level 3 | Fair Value, Recurring | Commercial paper
Assets
Total Cash and cash equivalents		0
Level 3 | Fair Value, Recurring | Money market fund
Assets
Total Cash and cash equivalents	0	0
Restricted cash:	0	0
Level 3 | Fair Value, Recurring | Other restricted cash
Assets
Restricted cash:	0	$ 0
Level 3 | Fair Value, Recurring | Public Warrants [Member]
Liabilities
Warrant liabilities	0
Level 3 | Fair Value, Recurring | Private Placement Warrants [Member]
Liabilities
Warrant liabilities	$ 0